MARKETABLE SECURITIES (Details) - Schedule of investment income (loss) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Marketable securities:
Dividend and interest income	$ 26,836	$ 87,922
Net realized gain on sale of marketable securities		124,907
Total	$ 26,836	$ 212,829